Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Dry-dock And Special Survey Costs Net
Balance January 1,	$ 1,622	$ 794	$ 912
Additions	(26)	1,506	266
Amortization of special survey costs	(382)	(388)	(384)
Pyxis Malou write-off		(168)
Pyxis Epsilon write-off		(122)
Balance December, 31	$ 1,214	$ 1,622	$ 794